Note 7 - Accounts Receivable Line of Credit (Details Textual) - USD ($)		1 Months Ended
	Jun. 01, 2015	May 31, 2017	Jun. 30, 2018	Mar. 31, 2018		Mar. 25, 2017
Long-term Line of Credit, Total			$ 582,000
Line of Credit, Current			552,000	$ 552,000	[1]	$ 582,000
Line of Credit Facility, Remaining Borrowing Capacity			143,000	$ 77,000
New Amended Credit Facility 2 [Member]
Long-term Line of Credit, Total	$ 2,500,000
Advance Rate	80.00%
Debt Instrument, Variable Interest Rate				4.50%
Debt Instrument, Interest Rate, Effective Percentage				6.00%
Line of Credit Facility, Commitment Fee Amount		$ 12,500
Asset Coverage Ratio	150.00%
Accounts Receivable, Aging from Invoice Date	90 days
Line of Credit, Current			$ 552,000	$ 552,000
Line of Credit Facility, Remaining Borrowing Capacity				$ 77,000
New Amended Credit Facility 2 [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	1.50%
New Amended Credit Facility 2 [Member] | Borrowing Base for International Services Sub-Limit [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,500,000
New Amended Credit Facility 2 [Member] | Formula-Basis Sub-Limit [Member]
Line of Credit Facility, Maximum Borrowing Capacity	2,000,000
New Amended Credit Facility 2 [Member] | Non-Formula Basis Sub-Limit [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 500,000

[1]	Derived from the audited consolidated financial statements as of and for the fiscal year ended March 31, 2018.